Income Tax - Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 226	$ 313	$ 255
Additions based on tax positions related to the current year	34	38	51
Additions for tax positions of prior years	1		43
Reduction for tax positions of prior years	(13)	(48)	(2)
Settlements		(48)
Prepayment		(3)	(5)
Reductions due to lapse of statute of limitations	(4)	(1)
Foreign currency translation	(6)	(25)	(29)
Balance at end of year	$ 238	$ 226	$ 313